Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Financial Instruments Carried at Fair Value

The following table presents the financial instruments carried at fair value as of December 31, 2012 and 2011, by consolidated balance sheet caption and by valuation hierarchy, as described above:

	December 31, 2012				December 31, 2011
	Level 1	Level 2	Level 3	Total Carrying Value	Level 1	Level 2	Level 3	Total Carrying Value
	(Millions)
Current assets (a):
Commodity derivatives	$—	$9	$40	$49	$—	$40	$1	$41
Long-term assets (b):
Commodity derivatives	$—	$5	$65	$70	$—	$6	$1	$7
Current liabilities (c):
Commodity derivatives	$—	$(26)	$(1)	$(27)	$—	$(43)	$(1)	$(44)
Interest rate derivatives	$—	$(4)	$—	$(4)	$—	$(16)	$—	$(16)
Long-term liabilities (d):
Commodity derivatives	$—	$(6)	$—	$(6)	$—	$(28)	$—	$(28)
Interest rate derivatives	$—	$(2)	$—	$(2)	$—	$(5)	$—	$(5)

(a)	Included in current unrealized gains on derivative instruments in our consolidated balance sheets.
(b)	Included in long-term unrealized gains on derivative instruments in our consolidated balance sheets.
(c)	Included in current unrealized losses on derivative instruments in our consolidated balance sheets.
(d)	Included in long-term unrealized losses on derivative instruments in our consolidated balance sheets.

Condensed Consolidated Balance Sheets for Derivative Financial Instruments

	Commodity Derivative Instruments
	Current Assets	Long-Term Assets	Current Liabilities	Long-Term Liabilities
	(Millions)
Year ended December 31, 2012 (a):
Beginning balance	$1	$1	$(1)	$—
Net realized and unrealized gains included in earnings (d)	14	2	—	—
Transfers into Level 3 (c)	—	—	—	—
Transfers out of Level 3 (c)	—	—	—	—
Settlements	(2)	—	—	—
Purchases	27	62	—	—

Ending balance	$40	$65	$(1)	$—

Net unrealized gains (losses) still held included in earnings (d)	$13	$2	$—	$—

Year ended December 31, 2011 (b):
Beginning balance	$—	$—	$—	$—
Net realized and unrealized gains (losses) included in earnings (d)	2	1	(1)	—
Transfers into Level 3 (c)	—	—	—	—
Transfers out of Level 3 (c)	—	—	—	—
Settlements	(1)	—	—	—

Ending balance	$1	$1	$(1)	—

Net unrealized gains (losses) still held included in earnings (d)	$1	$1	$(1)	$—

Year ended December 31, 2010:
Beginning balance	$1	$1	$(2)	$—
Net realized and unrealized gains (losses) included in earnings (d)	2	—	—	—
Transfers into Level 3 (c)	—	—	—	—
Transfers out of Level 3 (c)	—	—	—	—
Purchases, Issuances and Settlements, net	(3)	(1)	2	—

Ending balance	$—	$—	$—	$—

Net unrealized gains (losses) still held included in earnings (d)	$—	$—	$—	$—

(a)	There were no issuances and sales of derivatives for the year ended December 31, 2012.
(b)	There were no purchases, issuances and sales of derivatives for the year ended December 31, 2011.
(c)	Amounts transferred in and amounts transferred out are reflected at fair value as of the end of the period.
(d)	Represents the amount of total gains or losses for the year, included in gains or losses from commodity derivative activity, net, attributable to change in unrealized gains or losses relating to assets and liabilities classified as Level 3

Schedule of Valuation Processes

Product Group	Fair Value	Forward Curve Range
	(Millions)
Assets
NGLs	$99	$0.25-$2.13	Per gallon
Natural Gas	$6	$3.69-$4.48	Per MMBtu
Liabilities
Natural Gas	$(1)	$3.81-$4.27	Per MMBtu